Pre-Ipo Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summarized Group of Preferred Shares Activities
The Group’s preferred shares activities for the years ended December 31, 2019 and 2020 are summariz
e
d below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C1 Preferred Shares		Series C1+ Preferred Shares		Series D Preferred Shares		Series D1 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2019	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804
Accretions to Preferred Shares redemption value	—	180,143	—	205,054	—	236,152	—	57,540	—	43,427	—	188,341	—	29,529	—	940,186

Balance as of December 31, 2019	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990

Balance as of January 1, 2020	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990
Accretions to Preferred Shares redemption value	—	29,021	—	33,342	—	38,707	—	9,424	—	7,015	—	31,610	—	4,947	—	154,066
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO	(100,000,000)	(373,897)	(116,666,650)	(433,818)	(142,583,330)	(524,009)	(34,697,360)	(127,397)	(26,912,090)	(99,981)	(128,152,790)	(470,049)	(20,023,870)	(71,905)	(569,036,090)	(2,101,056)

Balance as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—